CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash	$ 5,138	$ 5,167
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	657	116
Trade and other receivable	490	1,009
Trade and other payables	(13,669)	(7,098)
Lease liabilities	(8,504)	(6,867)
Total exposure	21,026	(12,840)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	27	50
Trade and other receivable	17	74
Trade and other payables	(277)	(453)
Lease liabilities	0	0
Total exposure	233	(329)
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	20
Trade and other receivable	16	0
Trade and other payables	(34)	(12)
Lease liabilities	0	0
Total exposure	18	8
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	169	293
Trade and other receivable	127	294
Trade and other payables	(40)	(114)
Lease liabilities	0	0
Total exposure	256	473
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	253	373
Trade and other receivable	901	1,019
Trade and other payables	(129)	(135)
Lease liabilities	(299)	(171)
Total exposure	726	1,086
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Trade and other receivable	0	0
Trade and other payables	(2)	(1)
Lease liabilities	0	0
Total exposure	$ 2	$ (1)